Revenue (Narrative) (Details)	6 Months Ended
Feb. 28, 2021
Disclosure Of Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Line Items]
Explanation Of Whether Practical Expedient Is Applied For Disclosure Of Transaction Price Allocated To Remaining Performance Obligations	When estimating minimum transaction prices allocated to the remaining unfilled, or partially unfulfilled, performance obligations, Shaw applied the practical expedient to not disclose information about remaining performance obligations that have original expected duration of one year or less and for those contracts where we bill the same value as that which is transferred to the customer. The estimated amounts disclosed are based upon contractual terms and maturities. Revenues recognized based on actual minimum transaction price, and the timing thereof, will differ from these estimates due to the frequency with which the actual durations of contracts with customers do not match their contractual maturities.
Costs to obtain contracts with customers [member] | Bottom Of Range [Member]
Disclosure Of Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Line Items]
Useful Lives Or Amortisation Rates Intangible Assets Other Than Goodwill Duration	24 months
Costs to obtain contracts with customers [member] | Top Of Range [Member]
Disclosure Of Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Line Items]
Useful Lives Or Amortisation Rates Intangible Assets Other Than Goodwill Duration	36 months